UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            August 2, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 206,623 (x$1000)

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

ISSUER	      ISSUER DSC       CUSIP       VALUE  SH/   SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR    PR AM   CL  DIS  MGR        SL   SH   NO
BRKSHR HTHWY   CL B NEW         084670702     228 SH      2,950     SOLE NONE      2,950  0      0
ISHRS TRST     BARCLYS TIPS BD  464287176  20,680 SH    186,912     SOLE NONE    178,857  0  8,055
ISHRS TRST     FTSE KLD400 SOC  464288570   3,288 SH     67,175     SOLE NONE     67,175  0      0
ISHRS TRST     MSCI EAFE IDX    464287465   1,413 SH     23,491     SOLE NONE     23,491  0      0
ISHRS TRST     MSCI EMERG MKT   464287234     459 SH      9,639     SOLE NONE      9,525  0    114
ISHRS TRST     RUSSELL 3000     464287689   2,485 SH     31,336     SOLE NONE     31,336  0      0
ISHRS TRST     RUSL 3000 VALU   464287663     209 SH      2,328     SOLE NONE      2,328  0      0
SPR SRS TRST   DJ INTL RL ETF   78463X863  34,382 SH    851,459     SOLE NONE    828,408  0 23,051
SPR SRS TRST   DJ REIT ETF      78464A607     973 SH     14,613     SOLE NONE     14,613  0      0
VGRD IDX FDS   REIT ETF         922908553  52,584 SH    874,936     SOLE NONE    844,197  0 30,739
VGRD IDX FDS   STK MKT ETF      922908769  89,923 SH  1,314,663     SOLE NONE  1,274,947  0 39,716
